[ING FUNDS LETTERHEAD]

April 22, 2010

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	ING Prime Rate Trust (25,000,000 Common Shares)

File Nos. 333-161328 and 811-05410

ING Prime Rate Trust (5,000,000 Common Shares)

File Nos. 333-161327 and 811-05410

Ladies and Gentlemen:

Attached for filing, via the EDGAR system, is Post-Effective Amendment No. 1 (the “Amendment”) to the registration statement of ING Prime Rate Trust (the “Trust”). The registration statement relates to shares that may be issued pursuant to the Trust’s Shareholder Investment Program and pursuant to privately negotiated transactions. This Amendment is being filed in reliance on Section 8c of the Securities Act of 1933, as amended and the Amendment must be declared effective by the Commission.

Should you have any questions, please contact Kimberly Springer at (480) 477-2674 or the undersigned at (480) 477-2649.

Very truly yours,

/s/ Paul A. Caldarelli
Paul A. Caldarelli Senior Counsel ING U.S. Legal Services

Attachment

cc:	Karl Egbert

Dechert LLP